STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 4,245	$ 21,210	$ 4,245	$ 83,376	$ 163,996	$ 89,200
Cost of Sales	1,165	11,278	15,594	55,199	111,581	64,668
Gross profit	3,080	9,932	(11,349)	28,177	52,415	24,532
Operating Expenses
Depreciation expense	12,792	12,958	39,046	38,221	51,484	46,444
Research and development	0	6,376	1,625	15,047	16,184	20,518
Professional fees	8,107	11,355	374,707	87,277	108,093	239,544
General and administrative	157,592	283,721	910,400	918,929	1,129,711	973,091
Loss from operations	(178,491)	(314,410)	(1,325,778)	(1,059,474)	(1,305,472)	(1,279,597)
Other income (Expense)	(44,150)	(475,575)	(663,069)	(586,760)	(821,943)	(11,628)
Net loss	$ (219,561)	$ (780,053)	$ (2,000,196)	$ (1,618,057)	$ (2,075,000)	$ (1,266,693)
Net loss per common share:
Net loss per share, basic and diluted (in dollars per share)	$ (0.01)	$ (0.06)	$ (0.11)	$ (0.14)	$ (0.16)	$ (0.12)
Weighted average number of common shares outstanding:
Basic and diluted (in shares)	19,929,506	12,338,016	18,644,318	11,980,169	12,742,137	10,202,294